UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

               Report for the Quarter Ended September 30, 2001.

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Blavin & Company, Inc.
Address:       8800 N. Gainey Center Dr., Suite 260, Scottsdale, AZ  85258

13F File Number:    028-05299

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael Spalter
Title:  	   President
Phone:         401-453-3510
Signature, Place, and Date of Signing:

  /S/ Michael Spalter           Providence, Rhode Island   November 9, 2001
  ---------------------         ------------------------   ----------------


Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           24

Form 13F Information Table Value Total:           $136,446

     Confidential information has been omitted from this public Form 13F and has been filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----


                                              FORM 13F INFORMATION TABLE

                           TITLE                                                                            VOTING AUTHORITY
                            OF                  VALUE     SHARES/    SH/    PUT/   INVSTMT    OTHER    --------------------------
NAME OF ISSUER             CLASS     CUSIP    (X$1,000)   PRN AMT    PRN    CALL   DSCRETN   MANAGERS     SOLE     SHARED   NONE
--------------            -------  ---------  ---------   ---------  ---    ----   -------- ---------  ---------- ------- -------
AETHER SYS INC            SUB NT   00808VAA3        594   1,000,000   SH		     SOLE		    1,000,000
                          CV 6%05
AUDIOVOX CORP             CL A     050757103        347      38,000   SH             SOLE                  38,000
BAY VIEW CAP CORP DEL     COM      07262L101      2,288     326,797   SH		     SOLE		      326,797
BOCA RESORTS INC          CL A     09688T106     22,230   2,234,150   SH             SOLE               2,234,150
CIGNA CORP                COM      125509109     32,433     391,000   SH             SOLE                 391,000
CITIZENS COMMUNICATIONS   COM      17453B101     13,639   1,451,000   SH             SOLE               1,451,000
  CO
CRONOS GROUP N V          ORD      L20708100      7,646   1,529,136   SH             SOLE               1,529,136
DELPHI FINL GROUP INC     CL A     247131105     17,546     519,100   SH             SOLE                 519,100
F M C CORP	COM      302509104      4,899     100,000   SH             SOLE         	      100,000
GLENAYRE TECHNOLOGIES     COM      377899109         96     156,700   SH             SOLE                 156,700
  INC
HEAD N V                  NY       422070102      3,300   1,000,000   SH		     SOLE		      100,000
                          REGISTRY
                          SH
HEARTLAND PARTNERS L P    UT LTD   422357103        773      53,100  PRN             SOLE                  53,100
                          PARTNER
HIGHLANDS INS GROUP INC   COM      431032101        992     404,700   SH             SOLE                 404,700
IDT CORP                  COM      448947101      1,275     110,900   SH             SOLE                 110,900
IDT CORP                  CL B     448947309      1,074     110,900   SH             SOLE                 110,900
INDUSTRIE NATUZZI SPA     ADR      456478106     12,679   1,157,900   SH             SOLE               1,157,900
INET TECHNOLOGIES INC     COM      45662V105        591     100,000   SH             SOLE                 100,000
LIQUID AUDIO INC          COM      53631T102      2,158   1,052,900   SH             SOLE               1,052,900
MAXXAM INC                COM      577913106      3,226     163,350   SH             SOLE                 163,350
NATIONAL HEALTH INVS INC  COM      63633D104        377      28,000   SH             SOLE                  28,000
OLD REP INTL CORP         COM      680223104      6,969     265,900   SH		     SOLE		      265,900
R H DONNELLEY CORP        COM NEW  74955W307        906      34,700   SH             SOLE                  34,700
TRIZEC HAHN CORP          SUB VTG  896938107        180      10,000   SH             SOLE                  10,000
WORLDCOM INC GA NEW       MCI      98157D304        228      15,000   SH             SOLE		       15,000
                          GROUP COM

